SCHEDULE OF CONVERTIBLE DEBT OBLIGATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Convertible debt obligations, end, net	$ 7,975,851
Convertible debt obligations, end, current portion	5,752,328	$ 507,765	$ 3,773,790
Convertible debt obligations, end, non-current portion	2,223,523	766,245	137,500
Convertible debt obligations, end, gross	7,975,851		3,911,290
Convertible debt [member]
IfrsStatementLineItems [Line Items]
Convertible debt obligations, beg, gross	1,274,010	1,531,639
Addition	9,599,390
Converted to equity	(459,370)	(257,629)
Converted to short term debt	(539,245)
Repayment	(509,311)
Deferred debt discount and Cost of Fund Raise	(1,389,623)
Convertible debt obligations, end, net	7,975,851	1,274,010
Convertible debt obligations, end, gross	$ 7,975,851	$ 1,274,010	$ 3,911,290